Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Fair Value of Financial Assets [Abstract]
Schedule of fair value measurements of assets
Fair value hierarchy classifications of the financial assets that are measured at fair value disclosed in fair value as of December 31, 2025, and 2024, are as follows (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$45	$437	$482

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$417	$417
Financial assets at fair value through profit or loss as of December 31, 2025 and 2024 are as follows (in thousands):

	December 31, 2025		December 31, 2024
	Current	Non-current	Current	Non-current
Derivatives	$45	$—	$—	$—
Equity funds	—	437	—	417
Total	$45	$437	$—	$417